INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

CORPORATE BONDS -- 62.0%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Air Products and Chemicals, Inc., MTN,
7.34%, 6/15/26                                $  500       $   539,775
Albertson's, Inc., MTN, 6.56%, 7/26/27           100           101,539
Allegiance Corp., 7.00%, 10/15/26                200           210,234
Ameritech Capital Funding, 5.95%,
1/15/38                                          100           103,746
ANR Pipline Co., 7.00%, 6/1/25                   750           752,827
Associates Corp., N.A., 5.96%, 5/15/37            30            31,211
Baltimore Gas and Electric, MTN,
6.75%, 6/5/12                                    500           524,455
Baltimore Gas and Electric, MTN,
6.73%, 6/12/12                                   500           528,455
Bard (C.R.), Inc., 6.70%, 12/1/26                400           416,788
Beckman Coulter, Inc., 7.05%, 6/1/26             200           217,254
BellSouth Capital Funding,
6.04%, 11/15/26                                1,595         1,653,792
BHP Finance, 6.42%, 3/1/26                       130           133,163
Boeing Co., 7.95%, 8/15/24                        50            57,911
Coca-Cola Enterprises, 6.70%, 10/15/36           130           136,208
Coca-Cola Enterprises, 7.00%, 10/1/26            170           184,795
Commercial Credit Corp., 6.625%, 6/1/15        1,190         1,239,349
Commercial Credit Corp., 7.875%, 2/1/25        2,000         2,249,900
Commercial Credit Corp., 8.70%, 6/15/10          100           118,012
Conagra Foods, Inc., 6.70%, 8/1/27               250           262,535
Eaton Corp., 6.50%, 6/1/25                       400           417,312
Eaton Corp., 8.875%, 6/15/19                   1,325         1,551,602
First Union Corp., 6.824%, 8/1/26                 25            27,141
First Union National Bank of Florida,
6.18%, 2/15/36                                   200           208,084
General Motors Acceptance Corp.,
8.875%, 6/1/10                                 1,660         1,883,785
Grand Metropolitan Investment Corp.,
7.45%, 4/15/35                                 3,090         3,469,637
Hertz Corp., 6.30%, 11/15/06                     280           282,010
IBM Corp., 6.22%, 8/1/27                          65            68,500
Ingersoll-Rand, 6.391%, 11/15/27                  50            52,152
Ingersoll-Rand, MTN, 6.015%, 2/15/28              95            97,374
Ingersoll-Rand, MTN, 6.13%, 11/18/27              50            50,631
Inter-American Development Bank,
6.95%, 8/1/26                                    220           248,164
Inter-American Development Bank,
8.40%, 9/1/09                                  3,690         4,400,805
ITT Corp., 8.55%, 6/15/09                        450           496,993
                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Johnson Controls, 7.70%, 3/1/15               $3,000       $ 3,355,860
Lehman Brothers, Inc., 7.50%, 8/1/26           1,100         1,176,208
Lowe's Cos., Inc., MTN, 7.11%, 5/15/37         5,000         5,505,000
Mead Corp., 6.84%, 3/1/37                      1,350         1,402,083
Merck & Co., Inc., MTN, 5.76%, 5/3/37            160           166,243
Motorola, Inc., 6.50%, 9/1/25                  1,610         1,543,217
National Fuel Gas Co., MTN,
6.214%, 8/12/27                                3,460         3,474,048
NBD Bank N.A., 8.25%, 11/1/24                    185           211,472
Oklahoma Gas & Electric, 6.50%, 7/15/17          300           313,215
Potomac Electric Power, 6.25%, 10/15/07           35            36,547
Procter & Gamble Co., 8.00%, 9/1/24            2,000         2,371,940
Regions Financial Corp., 7.75%, 9/15/24        1,000         1,091,980
State Street Bank, 7.35%, 6/15/26              2,450         2,699,434
Tennessee Valley Authority, 5.88%,
4/1/36                                         3,350         3,559,710
Times Mirror Co., 6.61%, 9/15/27               3,250         3,423,063
TRW, Inc., MTN, 9.35%, 6/4/20                  1,395         1,636,112
US Bancorp, 7.50%, 6/1/26                        125           137,697
Washington Gas Light Co., MTN,
7.50%, 4/1/30                                  2,000         2,223,340
Washington Gas Light Co., MTN,
6.62%, 10/23/26                                  200           210,270
Weingarten Realty Investment, MTNA,
6.64%, 7/15/26                                   125           130,011
Willamette Industries, 7.35%, 7/1/26           2,000         2,139,480
Worldcom, Inc., 7.75%, 4/1/07                    880           145,200
----------------------------------------------------------------------
Total Corporate Bonds
   (identified cost, $57,229,839)                          $59,668,269
----------------------------------------------------------------------

ASSET BACKED SECURITIES -- 2.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
CARAT, Series 2002-2 , 2.89%, 4/15/04         $1,000       $ 1,005,996
TAOT, Series 2002-B, 2.79%, 12/15/04           1,000         1,005,627
----------------------------------------------------------------------
                                                           $ 2,011,623
----------------------------------------------------------------------
Total Bonds & Notes
   (identified cost $1,999,871)                            $ 2,011,623
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

MORTGAGE PASS-THROUGHS -- 1.7%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
FGLMC, PL #E00421, 6.00%, 3/1/11              $  871       $   896,812
FHLMC, PAC CMO, Series 2174-PA,
6.50%, 3/15/22                                   341           355,701
FHLMC, PAC CMO, Series 41-F,
10.00%, 5/15/20                                  353           371,906
----------------------------------------------------------------------
Total Mortgage Pass-Throughs
   (identified cost, $1,583,364)                           $ 1,624,419
----------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 23.9%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
U.S. Treasury Bond, 7.25%, 8/15/22            $2,500       $ 2,977,900
U.S. Treasury Note, 3.875%, 6/30/03            2,000         2,037,460
U.S. Treasury Note, 4.25%, 11/15/03            5,000         5,125,750
U.S. Treasury Note, 4.75%, 11/15/08            2,000         2,036,580
U.S. Treasury Note, 5.50%, 3/31/03             1,500         1,540,740
U.S. Treasury Note, 5.75%, 8/15/03             4,730         4,918,443
U.S. Treasury Note, 6.00%, 8/15/09             2,000         2,172,560
U.S. Treasury Note, 6.50%, 2/15/10             2,000         2,235,760
----------------------------------------------------------------------
Total U.S. Treasury Obligations
   (identified cost, $22,600,785)                          $23,045,193
----------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS -- 6.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Federal Home Loan Bank, 4.875%, 4/16/04       $2,000       $ 2,067,680
Federal National Mortgage Association,
6.625%, 9/15/09                                3,500         3,834,565
----------------------------------------------------------------------
Total U.S. Government Obligations
   (identified cost, $5,753,637)                           $ 5,902,245
----------------------------------------------------------------------

COMMERCIAL PAPER -- 2.7%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
CXC, Inc., 1.97%, 7/1/02                      $2,542       $ 2,542,000
----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $2,542,000)                         $ 2,542,000
----------------------------------------------------------------------
Total Investments -- 98.5%
   (identified cost $91,709,496)                           $94,793,749
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.5%                     $ 1,470,574
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $96,264,323
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2002
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $91,709,496)                           $94,793,749
Cash                                            1,365
Interest receivable                         1,498,772
Prepaid expenses                                  336
-----------------------------------------------------
TOTAL ASSETS                              $96,294,222
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable to affiliate for Trustees' fees   $     4,218
Accrued expenses                               25,681
-----------------------------------------------------
TOTAL LIABILITIES                         $    29,899
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $96,264,323
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $93,180,070
Net unrealized appreciation (computed on
   the basis of identified cost)            3,084,253
-----------------------------------------------------
TOTAL                                     $96,264,323
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2002
Investment Income
----------------------------------------------------
Interest                                  $2,709,167
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $2,709,167
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  292,016
Trustees' fees and expenses                    7,962
Custodian fee                                 28,490
Legal and accounting services                 20,408
Miscellaneous                                  1,401
----------------------------------------------------
TOTAL EXPENSES                            $  350,277
----------------------------------------------------

NET INVESTMENT INCOME                     $2,358,890
----------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  219,686
----------------------------------------------------
NET REALIZED GAIN                         $  219,686
----------------------------------------------------
Change in unrealized
   appreciation (depreciation) --
   Investments (identified cost basis)    $  645,569
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  645,569
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $  865,255
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $3,224,145
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2002     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2001
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $      2,358,890  $       5,447,826
   Net realized gain                               219,686            959,093
   Net change in unrealized
      appreciation (depreciation)                  645,569          2,197,188
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $      3,224,145  $       8,604,107
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      7,545,149  $      23,095,991
   Withdrawals                                  (5,694,048)       (48,635,151)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $      1,851,101  $     (25,539,160)
-----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $      5,075,246  $     (16,935,053)
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     91,189,077  $     108,124,130
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     96,264,323  $      91,189,077
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       --------------------------
                                  (UNAUDITED)           2001(1)        2000(2)
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.76%(3)          0.75%          0.74%(3)
   Net investment income                 5.09%(3)          5.42%          6.34%(3)
Portfolio Turnover                         15%               46%            47%
--------------------------------------------------------------------------------
TOTAL RETURN(4)                          3.69%             9.04%            --
--------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $96,264           $91,189       $108,124
--------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease in the ratio of net investment income to average net assets from 5.76% to 5.42%. Ratios for the period prior to January 1, 2001 have not been restated to reflect this change in presentation.
 (2) For the period from the start of business, March 7, 2000, to December 31, 2000.
 (3)  Annualized.
 (4) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Investment Grade Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks current income and total return by investing in a portfolio consisting primarily of fixed-income securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Debt securities (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2002, $75 in credit balances were used to reduce the Portfolio's custodian fee.

 F Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the security sold.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2002 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio's average daily net assets up to and including $130 million, and equal to 0.50% annually of average daily net assets over $130 million. For the six months ended June 30, 2002, the fee was equivalent to 0.625% of the Portfolio's average net assets for such period and amounted to $292,016. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2002, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $6,247,613 and $4,566,983, respectively. Purchases and sales of U.S. Government agency securities aggregated $9,573,370 and $8,551,245, respectively.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 89,474,313
    ------------------------------------------------------
    Gross unrealized appreciation             $  3,252,559
    Gross unrealized depreciation                 (475,123)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  2,777,436
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended
   June 30, 2002.

EATON VANCE BALANCED FUND AS OF JUNE 30, 2002
INVESTMENT MANAGEMENT

CAPITAL GROWTH PORTFOLIO
INVESTMENT GRADE INCOME PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Arieh Coll
Vice President and
Portfolio Manager of
Capital Growth Portfolio

Elizabeth S. Kenyon
Vice President and
Portfolio Manager of
Investment Grade Income Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant